Segment Reporting and Geographic Data (Tables)	3 Months Ended
Mar. 31, 2013
Geographic Area Data Subscription Revenue and Long-lived Tangible Assets

The geographic area data below summarizes subscription revenue and long-lived tangible assets for the significant countries in which the Company operates:

	Year Ended December 31,		Three Months Ended March 31,
	2011	2012	2012	2013
			(unaudited)
Subscription revenue(1):
United States	$78,776	$111,386	$24,140	$33,507
United Kingdom	8,146	8,944	2,099	2,658
Ireland	4,474	3,742	999	967
All other countries	921	3,379	601	1,285

Total subscription revenue	$92,317	$127,451	$27,839	$38,419

	December 31,		March 31, 2013
	2011	2012
			(unaudited)
Long-lived tangible assets(2):
United States	$21,607	$34,232	$39,014
United Kingdom	2,304	3,407	3,409
Ireland	2,937	3,493	3,572

Total long-lived tangible assets	$26,848	$41,132	$45,995

(1)	Subscription revenue represents sales to external customers based on the location of the customer.

(2)	Long-lived tangible assets consist of property and equipment based on the country in which the assets are located and are reported at carrying value.